Related Party Transactions (Details) - USD ($)						3 Months Ended	12 Months Ended
	Dec. 30, 2024	Nov. 24, 2023	Nov. 20, 2023	Nov. 17, 2023	Sep. 27, 2023	Dec. 31, 2023	Dec. 31, 2024
Related Party Transaction [Line Items]
Marketability rate				1.25%
Stock subscription receivable	$ 100						$ 100
Colombier II and GrabAGu [Member]
Related Party Transaction [Line Items]
Number of shares issued (in Shares)	500
Consideration received	$ 50
COLOMBIER ACQUISITION CORP. II [Member]
Related Party Transaction [Line Items]
Forfeited shares (in Shares)		4,250,000
Fair value of founder shares granted (in Shares)				1,459,000
Shares granted value				$ 3,603,730
Shares granted per share (in Dollars per share)				$ 2.47
Administrative fee							130,000
General and administrative expenses						$ 441,961	3,019,794
Working capital loan							$ 1,500,000
Warrants price (in Dollars per share)							$ 1
Number of shares issued (in Shares)						5,000,000
COLOMBIER ACQUISITION CORP. II [Member] | Promissory Note [Member]
Related Party Transaction [Line Items]
Agreed to loan					$ 300,000
Borrowings		$ 196,319
COLOMBIER ACQUISITION CORP. II [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Sponsor paid to offering costs					$ 25,000
COLOMBIER ACQUISITION CORP. II [Member] | Founder Shares [Member]
Related Party Transaction [Line Items]
Volatility rate				3.80%
Risk-free rate				4.89%
COLOMBIER ACQUISITION CORP. II [Member] | Administrative Support Agreement [Member]
Related Party Transaction [Line Items]
Office space per month			$ 10,000
COLOMBIER ACQUISITION CORP. II [Member] | Administrative Services Agreement [Member]
Related Party Transaction [Line Items]
General and administrative expenses						$ 20,000	$ 120,000
Prepaid expenses							10,000
COLOMBIER ACQUISITION CORP. II [Member] | Services and Indemnification Agreement [Member]
Related Party Transaction [Line Items]
Office space per month			$ 60,000
Administrative fee							780,000
General and administrative expenses						$ 80,000	720,000
Prepaid expenses							$ 60,000
Gauge II Merger Sub LLC [Member]
Related Party Transaction [Line Items]
Number of shares issued (in Shares)	1,000
Consideration received	$ 100
Percentage of ownership after transaction	100.00%
Class B Ordinary Shares [Member] | COLOMBIER ACQUISITION CORP. II [Member]
Related Party Transaction [Line Items]
Dividend per share (in Dollars per share)			$ 0.15384615
Class B Ordinary Shares [Member] | COLOMBIER ACQUISITION CORP. II [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Share issued (in Shares)			4,312,500		3,737,500
Over-Allotment Option [Member] | COLOMBIER ACQUISITION CORP. II [Member]
Related Party Transaction [Line Items]
Subject to forfeiture (in Shares)		62,500
Number of shares issued (in Shares)							2,000,000
Over-Allotment Option [Member] | COLOMBIER ACQUISITION CORP. II [Member] | Founder Shares [Member]
Related Party Transaction [Line Items]
Subject to forfeiture (in Shares)			562,500
IPO [Member] | COLOMBIER ACQUISITION CORP. II [Member]
Related Party Transaction [Line Items]
Number of shares issued (in Shares)							17,000,000
IPO [Member] | COLOMBIER ACQUISITION CORP. II [Member] | Founder Shares [Member]
Related Party Transaction [Line Items]
Percentage of shares holding, percentage			20.00%